Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table
The following table and related disclosure provide the information required for our NEOs for each of the fiscal years ended December 31, 2024, 2023, and 2022 along with the required financial information required for each fiscal year:

Year	Summary Compensation Table Total for Former Interim CEO (Buzby) $	Compensation Actually Paid to Former Interim CEO (Buzby) $ (1)	Summary Compensation Table Total for Former CEO (Carrington) $	Compensation Actually Paid to Former CEO (Carrington) $ (1)	Average Summary Compensation Table Total for Non-CEO NEOs $ (1)	Average Compensation Actually Paid to Non-CEO NEOs $ (1),(2)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return (“TSR”)	Net Income (in millions) $
2024	887,557	699,333	2,296,957	(3,541,104)	1,138,587	816,569	3.18	(854.0)
2023	—	—	3,884,232	(6,086,830)	3,154,648	380,032	20.45	(140.4)
2022	—	—	3,140,333	(13,241,250)	3,491,627	2,863,999	47.13	(124.1)
Deductions from, and additions to, total compensation in the Summary Compensation Table for 2024 to calculate Compensation Actually Paid include:

	2024
	David Buzby	John Carrington	Average Other NEOs (2)
Total Compensation from Summary Compensation Table	$887,557	$2,296,957	$1,138,587
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	$(304,000)	$(974,821)	$(703,999)
Year-end fair value of unvested awards granted in the current year	$66,472	$—	$604,736
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$—	$—	$(191,359)
Fair values at vest date for awards granted and vested in current year	$112,019	$—	$—
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$(62,716)	$(2,012,455)	$(31,396)
Forfeitures during current year equal to prior year-end fair value	$—	$(2,850,785)	$—
Dividends or dividend equivalents not otherwise included in total compensation	$—	$—	$—

Total Adjustments for Equity Awards	$(188,224)	$(5,838,061)	$(322,018)

Compensation Actually Paid (as calculated)	$699,333	$(3,541,104)	$816,569

*
All stock option and Performance Stock Unit (PSU) valuations included in “Compensation Actually Paid” values were performed using the Black-Scholes option pricing model and Monte Carlo simulation valuation method, respectively, in a manner consistent with the process used to determine stock option grant date fair values under ASC 718. All stock award valuations (other than for PSUs) included in “Compensation Actually Paid” values were performed using the closing price of the Company’s common stock.

(2)	The other NEOs in each covered year were as follows:

•	2024: Doran Hole, Michael Carlson

•	2023: William Bush, Saul Laureles, Alan Russo, Prakesh Patel

•	2022: William Bush, Saul Laureles, Kim Homenock, Robert Schaefer

Named Executive Officers, Footnote
(2)	The other NEOs in each covered year were as follows:

•	2024: Doran Hole, Michael Carlson

•	2023: William Bush, Saul Laureles, Alan Russo, Prakesh Patel

•	2022: William Bush, Saul Laureles, Kim Homenock, Robert Schaefer

Adjustment To PEO Compensation, Footnote
Deductions from, and additions to, total compensation in the Summary Compensation Table for 2024 to calculate Compensation Actually Paid include:

	2024
	David Buzby	John Carrington	Average Other NEOs (2)
Total Compensation from Summary Compensation Table	$887,557	$2,296,957	$1,138,587
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	$(304,000)	$(974,821)	$(703,999)
Year-end fair value of unvested awards granted in the current year	$66,472	$—	$604,736
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$—	$—	$(191,359)
Fair values at vest date for awards granted and vested in current year	$112,019	$—	$—
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$(62,716)	$(2,012,455)	$(31,396)
Forfeitures during current year equal to prior year-end fair value	$—	$(2,850,785)	$—
Dividends or dividend equivalents not otherwise included in total compensation	$—	$—	$—

Total Adjustments for Equity Awards	$(188,224)	$(5,838,061)	$(322,018)

Compensation Actually Paid (as calculated)	$699,333	$(3,541,104)	$816,569

*
All stock option and Performance Stock Unit (PSU) valuations included in “Compensation Actually Paid” values were performed using the Black-Scholes option pricing model and Monte Carlo simulation valuation method, respectively, in a manner consistent with the process used to determine stock option grant date fair values under ASC 718. All stock award valuations (other than for PSUs) included in “Compensation Actually Paid” values were performed using the closing price of the Company’s common stock.

Non-PEO NEO Average Total Compensation Amount	$ 1,138,587	$ 3,154,648	$ 3,491,627
Non-PEO NEO Average Compensation Actually Paid Amount	$ 816,569	380,032	2,863,999
Adjustment to Non-PEO NEO Compensation Footnote
Deductions from, and additions to, total compensation in the Summary Compensation Table for 2024 to calculate Compensation Actually Paid include:

	2024
	David Buzby	John Carrington	Average Other NEOs (2)
Total Compensation from Summary Compensation Table	$887,557	$2,296,957	$1,138,587
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	$(304,000)	$(974,821)	$(703,999)
Year-end fair value of unvested awards granted in the current year	$66,472	$—	$604,736
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$—	$—	$(191,359)
Fair values at vest date for awards granted and vested in current year	$112,019	$—	$—
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$(62,716)	$(2,012,455)	$(31,396)
Forfeitures during current year equal to prior year-end fair value	$—	$(2,850,785)	$—
Dividends or dividend equivalents not otherwise included in total compensation	$—	$—	$—

Total Adjustments for Equity Awards	$(188,224)	$(5,838,061)	$(322,018)

Compensation Actually Paid (as calculated)	$699,333	$(3,541,104)	$816,569

*
All stock option and Performance Stock Unit (PSU) valuations included in “Compensation Actually Paid” values were performed using the Black-Scholes option pricing model and Monte Carlo simulation valuation method, respectively, in a manner consistent with the process used to determine stock option grant date fair values under ASC 718. All stock award valuations (other than for PSUs) included in “Compensation Actually Paid” values were performed using the closing price of the Company’s common stock.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Vs Peer Group
Tabular List, Table	The illustrations below provide a graphical description of CAP (as calculated in accordance with the SEC rules) and the following measures :
•	Cumulative TSR

•	Net Income

Total Shareholder Return Amount	$ 3.18	20.45	47.13
Net Income (Loss)	$ (854,000,000)	(140,400,000)	(124,100,000)
Measure:: 1
Pay vs Performance Disclosure
Name	Cumulative TSR
Measure:: 2
Pay vs Performance Disclosure
Name	Net Income
David Buzby [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 887,557	0	0
PEO Actually Paid Compensation Amount	$ 699,333	0	0
PEO Name	DavidBuzby
John Carrington [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 2,296,957	3,884,232	3,140,333
PEO Actually Paid Compensation Amount	$ (3,541,104)	$ (6,086,830)	$ (13,241,250)
PEO Name	JohnCarrington
PEO | David Buzby [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (188,224)
PEO | David Buzby [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(304,000)
PEO | David Buzby [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	66,472
PEO | David Buzby [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | David Buzby [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	112,019
PEO | David Buzby [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(62,716)
PEO | David Buzby [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | David Buzby [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | John Carrington [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,838,061)
PEO | John Carrington [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(974,821)
PEO | John Carrington [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | John Carrington [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | John Carrington [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | John Carrington [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,012,455)
PEO | John Carrington [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,850,785)
PEO | John Carrington [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(322,018)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(703,999)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	604,736
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(191,359)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(31,396)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0